Accumulated Other Comprehensive (Loss)/Income (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax

The changes in accumulated other comprehensive (loss) income by component, net of tax, are as follows:

	Foreign currency translation adjustments	Unrealized gains on available-for- sale investments	Total
	RMB	RMB	RMB
	(In millions)
	(unaudited)
Balance at December 31, 2016	(2,022)	239	(1,783)
Other comprehensive income before reclassification	974	1,406	2,380
Amounts reclassified from accumulated other comprehensive income (loss)	48	(767)	(719)

Net current-period other comprehensive income	1,022	639	1,661
Other comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	192	—	192

Balance at September 30, 2017	(808)	878	70

Balance at December 31, 2017	(888)	1,818	930
Cumulative effect of accounting change *	—	(1,854)	(1,854)
Other comprehensive income before reclassification	79	3,529	3,608
Amounts reclassified from accumulated other comprehensive income	80	(1,358)	(1,278)

Net current-period other comprehensive income	159	317	476
Other comprehensive income (loss) attributable to noncontrolling interests and redeemable noncontrolling interests	(992)	(15)	(1,007)

Balance at September 30, 2018	(1,721)	2,120	399

Balance at September 30, 2018, in US$	(251)	309	58

*

Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.

Tax Effect Allocated to Each Component of Other Comprehensive Income

The following table sets forth the tax effect allocated to each component of other comprehensive income:

	For the three months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Unrealized gains on available-for-sale investments
Other comprehensive loss before reclassification	(86)	(106)	(15)
Amounts reclassified from accumulated other comprehensive income	50	101	14

Net current-period other comprehensive loss	(36)	(5)	(1)

	For the nine months ended
	September 30, 2017	September 30, 2018	September 30, 2018
	RMB	RMB	US$
	(In millions)
	(unaudited)
Unrealized gains on available-for-sale investments
Other comprehensive loss before reclassification	(175)	(302)	(44)
Amounts reclassified from accumulated other comprehensive income	126	206	30

Net current-period other comprehensive loss	(49)	(96)	(14)